Pioneer Corporate High Yield Fund

Schedule of Investments | May 31, 2021

Ticker Symbols: Class A RCRAX Class C RCRCX Class Y RCRYX

Schedule of Investments | 5/31/21 (unaudited) (continued)

	Shares		Value
		UNAFFILIATED ISSUERS - 95.6%
		COMMON STOCKS - 0.2% of Net Assets
		Energy Equipment & Services - 0.2%
	6,142(a)	FTS International, Inc.	$161,105
	837^(a)	Superior Energy Services, Inc.	26,575
		Total Energy Equipment & Services	$187,680
		TOTAL COMMON STOCKS
		(Cost $204,905)	$187,680
	Principal Amount USD ($)		Value
		CORPORATE BONDS - 95.2% of Net Assets
		Advertising - 2.8%
	275,000	Clear Channel Outdoor Holdings, Inc., 7.5%, 6/1/29 (144A)	$274,403
	170,000	Clear Channel Outdoor Holdings, Inc., 7.75%, 4/15/28 (144A)	174,157
	1,206,000(b)	MDC Partners, Inc., 7.5%, 5/1/24 (144A)	1,227,105
	100,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 4.25%, 1/15/29 (144A)	98,976
	380,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 6.25%, 6/15/25 (144A)	402,800
		Total Advertising	$2,177,441
		Airlines - 1.2%
	125,000	American Airlines, Inc./AAdvantage Loyalty IP, Ltd., 5.5%, 4/20/26 (144A)	$131,562
	90,000	Hawaiian Brand Intellectual Property, Ltd./HawaiianMiles Loyalty, Ltd., 5.75%, 1/20/26 (144A)	95,625
	555,000	Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets, Ltd., 6.5%, 6/20/27 (144A)	607,553
	60,000	United Airlines, Inc., 4.375%, 4/15/26 (144A)	62,175
	40,000	United Airlines, Inc., 4.625%, 4/15/29 (144A)	41,326
		Total Airlines	$938,241
		Apparel - 0.1%
	45,000	Wolverine World Wide, Inc., 6.375%, 5/15/25 (144A)	$47,869
		Total Apparel	$47,869
		Auto Manufacturers - 2.6%
	895,000	Ford Motor Credit Co. LLC, 3.815%, 11/2/27	$914,019
	540,000	Ford Motor Credit Co. LLC, 4.125%, 8/17/27	564,300
	479,000	JB Poindexter & Co., Inc., 7.125%, 4/15/26 (144A)	505,944
		Total Auto Manufacturers	$1,984,263
		Auto Parts & Equipment - 1.8%
	761,000	American Axle & Manufacturing, Inc., 6.25%, 3/15/26	$785,276
	596,000	Dealer Tire LLC/DT Issuer LLC, 8.0%, 2/1/28 (144A)	629,525
		Total Auto Parts & Equipment	$1,414,801
		Banks - 1.1%
	400,000(c)(d)	Credit Suisse Group AG, 6.375% (5 Year CMT Index + 482 bps)	$437,000
	405,000	Freedom Mortgage Corp., 8.25%, 4/15/25 (144A)	421,200
		Total Banks	$858,200
		Building Materials - 2.6%
	450,000	Cornerstone Building Brands, Inc., 6.125%, 1/15/29 (144A)	$480,375
	200,000	CP Atlas Buyer, Inc., 7.0%, 12/1/28 (144A)	206,830
	613,000	Koppers, Inc., 6.0%, 2/15/25 (144A)	627,957
	45,000	Patrick Industries, Inc., 4.75%, 5/1/29 (144A)	44,892
	420,000	Patrick Industries, Inc., 7.5%, 10/15/27 (144A)	455,175
	29,000	Summit Materials LLC/Summit Materials Finance Corp., 5.125%, 6/1/25 (144A)	29,363
	55,000	Summit Materials LLC/Summit Materials Finance Corp., 5.25%, 1/15/29 (144A)	58,025
	94,000	Summit Materials LLC/Summit Materials Finance Corp., 6.5%, 3/15/27 (144A)	99,170
		Total Building Materials	$2,001,787
		Chemicals - 4.1%
	625,000	Element Solutions, Inc., 3.875%, 9/1/28 (144A)	$626,812
	137,000	Hexion, Inc., 7.875%, 7/15/27 (144A)	147,635
	150,000	Kraton Polymers LLC/Kraton Polymers Capital Corp., 4.25%, 12/15/25 (144A)	151,911
	750,000	OCI NV, 5.25%, 11/1/24 (144A)	772,500
	313,000	Olin Corp., 5.0%, 2/1/30	331,780
	370,000	Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc., 5.125%, 4/1/29 (144A)	378,806
	580,000	Tronox, Inc., 4.625%, 3/15/29 (144A)	594,094
	110,000	Tronox, Inc., 6.5%, 5/1/25 (144A)	117,013
		Total Chemicals	$3,120,551
		Coal - 0.5%
	381,000	SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp., 7.5%, 6/15/25 (144A)	$394,335
		Total Coal	$394,335
		Commercial Services - 6.3%
	540,000	Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.625%, 7/15/26 (144A)	$572,432
	275,000	Allied Universal Holdco LLC/Allied Universal Finance Corp., 9.75%, 7/15/27 (144A)	303,187
	753,000	APX Group, Inc., 6.75%, 2/15/27 (144A)	798,180
	391,000	Brink’s Co., 4.625%, 10/15/27 (144A)	400,775
	80,000	Brink’s Co., 5.5%, 7/15/25 (144A)	85,048
	465,000	Celestial-Saturn Merger Sub, Inc., 4.5%, 5/1/28 (144A)	458,695
	962,000	Garda World Security Corp., 4.625%, 2/15/27 (144A)	959,595
	190,000	NESCO Holdings II, Inc., 5.5%, 4/15/29 (144A)	195,938
	115,000	Nielsen Finance LLC/Nielsen Finance Co., 4.5%, 7/15/29 (144A)	115,167
	95,000	Nielsen Finance LLC/Nielsen Finance Co., 4.75%, 7/15/31 (144A)	94,886
	35,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 5.25%, 4/15/24 (144A)	37,275
	420,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, 1/15/28 (144A)	434,490
	Principal Amount USD ($)		Value
		Commercial Services – (continued)
	300,000	Sotheby’s, 7.375%, 10/15/27 (144A)	$321,000
		Total Commercial Services	$4,776,668
		Computers - 1.3%
	469,000	Diebold Nixdorf, Inc., 9.375%, 7/15/25 (144A)	$520,004
	290,000	NCR Corp., 5.0%, 10/1/28 (144A)	297,975
	150,000	NCR Corp., 5.25%, 10/1/30 (144A)	155,578
	10,000	NCR Corp., 8.125%, 4/15/25 (144A)	10,900
		Total Computers	$984,457
		Diversified Financial Services - 3.4%
	65,000	Alliance Data Systems Corp., 4.75%, 12/15/24 (144A)	$66,950
	250,000	Alliance Data Systems Corp., 7.0%, 1/15/26 (144A)	268,437
	430,000	Avation Capital S.A., 8.25%, 10/31/26 (144A)	350,450
	429,165	Global Aircraft Leasing Co., Ltd., 6.5%, 9/15/24 (144A)	429,165
	490,000	Nationstar Mortgage Holdings, Inc., 6.0%, 1/15/27 (144A)	505,312
	242,000	Provident Funding Associates LP/PFG Finance Corp., 6.375%, 6/15/25 (144A)	243,210
	245,000	United Wholesale Mortgage LLC, 5.5%, 4/15/29 (144A)	241,938
	454,000	VistaJet Malta Finance Plc/XO Management Holding, Inc., 10.5%, 6/1/24 (144A)	486,915
		Total Diversified Financial Services	$2,592,377
		Electric - 4.1%
	275,000	Calpine Corp., 4.625%, 2/1/29 (144A)	$268,125
	275,000	Calpine Corp., 5.0%, 2/1/31 (144A)	266,722
	70,000	Calpine Corp., 5.125%, 3/15/28 (144A)	70,525
	215,000	Clearway Energy Operating LLC, 3.75%, 2/15/31 (144A)	208,013
	135,000	NRG Energy, Inc., 3.375%, 2/15/29 (144A)	130,205
	195,000	NRG Energy, Inc., 3.625%, 2/15/31 (144A)	186,956
	112,042	NSG Holdings LLC/NSG Holdings, Inc., 7.75%, 12/15/25 (144A)	119,885
	465,000	Talen Energy Supply LLC, 7.625%, 6/1/28 (144A)	482,438
	339,000	Talen Energy Supply LLC, 10.5%, 1/15/26 (144A)	308,490
	55,000	Vistra Operations Co. LLC, 4.375%, 5/1/29 (144A)	55,287
	1,033,000	Vistra Operations Co. LLC, 5.625%, 2/15/27 (144A)	1,071,738
		Total Electric	$3,168,384
		Electrical Components & Equipment - 1.0%
	389,000	Energizer Holdings, Inc., 4.75%, 6/15/28 (144A)	$394,858
	310,000	WESCO Distribution, Inc., 7.125%, 6/15/25 (144A)	334,783
		Total Electrical Components & Equipment	$729,641
		Electronics - 0.5%
	110,000	Atkore, Inc., 4.25%, 6/1/31 (144A)	$109,087
	175,000	Sensata Technologies, Inc., 3.75%, 2/15/31 (144A)	170,844
	80,000	TTM Technologies, Inc., 4.0%, 3/1/29 (144A)	79,100
		Total Electronics	$359,031
		Energy-Alternate Sources - 0.4%
	300,000	Renewable Energy Group, Inc., 5.875%, 6/1/28 (144A)	$312,090
		Total Energy-Alternate Sources	$312,090
		Engineering & Construction - 2.5%
	140,000	Arcosa, Inc., 4.375%, 4/15/29 (144A)	$140,784
	319,000	Dycom Industries, Inc., 4.5%, 4/15/29 (144A)	318,729
	475,000	KBR, Inc., 4.75%, 9/30/28 (144A)	478,563
	760,000	PowerTeam Services LLC, 9.033%, 12/4/25 (144A)	837,900
	105,000	TopBuild Corp., 3.625%, 3/15/29 (144A)	103,556
		Total Engineering & Construction	$1,879,532
		Entertainment - 3.3%
	90,000	Boyne USA, Inc., 4.75%, 5/15/29 (144A)	$92,961
	592,000	Caesars Entertainment, Inc., 8.125%, 7/1/27 (144A)	657,078
	334,000	International Game Technology Plc, 6.25%, 1/15/27 (144A)	378,479
	430,000	Mohegan Gaming & Entertainment, 8.0%, 2/1/26 (144A)	439,675
	30,000	Scientific Games International, Inc., 7.0%, 5/15/28 (144A)	32,437
	30,000	Scientific Games International, Inc., 7.25%, 11/15/29 (144A)	33,225
	817,000	Scientific Games International, Inc., 8.25%, 3/15/26 (144A)	878,161
		Total Entertainment	$2,512,016
		Environmental Control - 1.7%
	780,000	Covanta Holding Corp., 5.0%, 9/1/30	$803,400
	130,000	GFL Environmental, Inc., 4.0%, 8/1/28 (144A)	125,442
	335,000	Tervita Corp., 11.0%, 12/1/25 (144A)	376,038
		Total Environmental Control	$1,304,880
		Food - 2.5%
	950,000	FAGE International S.A./FAGE USA Dairy Industry, Inc., 5.625%, 8/15/26 (144A)	$979,165
	62,000	Ingles Markets, Inc., 5.75%, 6/15/23	62,155
	855,000	Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.625%, 3/1/29 (144A)	865,688
		Total Food	$1,907,008
		Forest Products & Paper - 3.0%
	935,000	Clearwater Paper Corp., 4.75%, 8/15/28 (144A)	$916,300
	640,000	Mercer International, Inc., 5.125%, 2/1/29 (144A)	660,813
	650,000	Schweitzer-Mauduit International, Inc., 6.875%, 10/1/26 (144A)	683,312
		Total Forest Products & Paper	$2,260,425
	Principal Amount USD ($)		Value
		Healthcare-Services - 2.4%
	229,000	LifePoint Health, Inc., 5.375%, 1/15/29 (144A)	$222,989
	496,000	Prime Healthcare Services, Inc., 7.25%, 11/1/25 (144A)	530,100
	54,000	RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., 9.75%, 12/1/26 (144A)	58,185
	70,000	Surgery Center Holdings, Inc., 6.75%, 7/1/25 (144A)	71,137
	423,000	Surgery Center Holdings, Inc., 10.0%, 4/15/27 (144A)	462,127
	90,000	US Acute Care Solutions LLC, 6.375%, 3/1/26 (144A)	92,700
	353,000	US Renal Care, Inc., 10.625%, 7/15/27 (144A)	367,431
		Total Healthcare-Services	$1,804,669
		Home Builders - 2.1%
	190,000	Beazer Homes USA, Inc., 6.75%, 3/15/25	$196,412
	450,000	Beazer Homes USA, Inc., 7.25%, 10/15/29	504,000
	251,000	Brookfield Residential Properties, Inc./Brookfield Residential US Corp., 4.875%, 2/15/30 (144A)	246,608
	395,000	KB Home, 4.0%, 6/15/31	395,000
	235,000	M/I Homes, Inc., 4.95%, 2/1/28	246,750
		Total Home Builders	$1,588,770
		Household Products/Wares - 0.7%
	105,000	Central Garden & Pet Co., 4.125%, 4/30/31 (144A)	$105,397
	409,000	Spectrum Brands, Inc., 5.5%, 7/15/30 (144A)	438,652
		Total Household Products/Wares	$544,049
		Housewares - 0.1%
	100,000	CD&R Smokey Buyer, Inc., 6.75%, 7/15/25 (144A)	$106,750
		Total Housewares	$106,750
		Iron/Steel - 1.8%
	210,000	Carpenter Technology Corp., 6.375%, 7/15/28	$229,733
	121,000	Cleveland-Cliffs, Inc., 5.75%, 3/1/25	124,811
	366,000	Cleveland-Cliffs, Inc., 6.75%, 3/15/26 (144A)	395,280
	6,000	Cleveland-Cliffs, Inc., 9.875%, 10/17/25 (144A)	7,020
	225,000	Commercial Metals Co., 3.875%, 2/15/31	222,188
	360,000	TMS International Corp., 6.25%, 4/15/29 (144A)	374,400
		Total Iron/Steel	$1,353,432
		Leisure Time - 2.0%
	50,000	Carnival Corp., 7.625%, 3/1/26 (144A)	$54,750
EUR	100,000	Carnival Corp., 7.625%, 3/1/26 (144A)	134,949
	115,000	Carnival Corp., 10.5%, 2/1/26 (144A)	135,629
	290,000	NCL Corp., Ltd., 5.875%, 3/15/26 (144A)	302,325
	75,000	NCL Finance, Ltd., 6.125%, 3/15/28 (144A)	78,187
	85,000	Royal Caribbean Cruises, Ltd., 5.5%, 4/1/28 (144A)	89,462
	360,000	Royal Caribbean Cruises, Ltd., 9.125%, 6/15/23 (144A)	398,232
	46,000	Royal Caribbean Cruises, Ltd., 11.5%, 6/1/25 (144A)	53,245
	290,000	Viking Ocean Cruises Ship VII, Ltd., 5.625%, 2/15/29 (144A)	292,900
		Total Leisure Time	$1,539,679
		Lodging - 0.6%
	140,000	Boyd Gaming Corp., 4.75%, 6/15/31 (144A)	$141,442
	210,000	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc, 5.0%, 6/1/29 (144A)	212,100
	105,000	Station Casinos LLC, 4.5%, 2/15/28 (144A)	106,154
		Total Lodging	$459,696
		Machinery-Construction & Mining - 0.3%
	195,000	Terex Corp., 5.0%, 5/15/29 (144A)	$202,800
		Total Machinery-Construction & Mining	$202,800
		Media - 3.1%
	355,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 6/1/33 (144A)	$354,538
	121,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/1/30 (144A)	125,491
	500,000	Clear Channel Worldwide Holdings, Inc., 9.25%, 2/15/24	524,750
	800,000	CSC Holdings LLC, 4.625%, 12/1/30 (144A)	775,120
	166,000	CSC Holdings LLC, 7.5%, 4/1/28 (144A)	181,770
	236,000	Diamond Sports Group LLC/Diamond Sports Finance Co., 6.625%, 8/15/27 (144A)	134,638
	100,000	Entercom Media Corp., 6.75%, 3/31/29 (144A)	101,625
	145,000	News Corp., 3.875%, 5/15/29 (144A)	146,269
		Total Media	$2,344,201
		Mining - 1.6%
	265,000	Coeur Mining, Inc., 5.125%, 2/15/29 (144A)	$260,362
	265,000	First Quantum Minerals, Ltd., 7.5%, 4/1/25 (144A)	274,993
	177,000	Hudbay Minerals, Inc., 6.125%, 4/1/29 (144A)	184,080
	339,000	IAMGOLD Corp., 5.75%, 10/15/28 (144A)	355,950
	105,000	Kaiser Aluminum Corp., 4.5%, 6/1/31 (144A)	106,838
	57,000	Novelis Corp., 5.875%, 9/30/26 (144A)	59,440
		Total Mining	$1,241,663
		Miscellaneous Manufacturers - 0.2%
	145,000	Hillenbrand, Inc., 3.75%, 3/1/31	$143,550
		Total Miscellaneous Manufacturers	$143,550
		Oil & Gas - 7.3%
	363,000	Aethon United BR LP/Aethon United Finance Corp., 8.25%, 2/15/26 (144A)	$388,519
	687,000	Baytex Energy Corp., 8.75%, 4/1/27 (144A)	666,596
	475,000	Colgate Energy Partners III LLC, 7.75%, 2/15/26 (144A)	484,761
	Principal Amount USD ($)		Value
		Oil & Gas – (continued)
	90,000	EQT Corp., 3.125%, 5/15/26 (144A)	$91,577
	195,000	Hilcorp Energy I LP/Hilcorp Finance Co., 6.0%, 2/1/31 (144A)	201,778
	390,000	Indigo Natural Resources LLC, 5.375%, 2/1/29 (144A)	391,065
	425,000	MEG Energy Corp., 5.875%, 2/1/29 (144A)	442,000
	35,000	MEG Energy Corp., 7.125%, 2/1/27 (144A)	37,537
	265,000	Murphy Oil Corp., 6.375%, 7/15/28	278,250
	500,000	Neptune Energy Bondco Plc, 6.625%, 5/15/25 (144A)	511,760
	475,000	Occidental Petroleum Corp., 4.4%, 4/15/46	408,695
	120,000	Occidental Petroleum Corp., 5.5%, 12/1/25	129,000
	48,000	Parkland Corp., 5.875%, 7/15/27 (144A)	51,167
	262,000	PBF Holding Co. LLC/PBF Finance Corp., 6.0%, 2/15/28	193,225
	255,000	PBF Holding Co. LLC/PBF Finance Corp., 9.25%, 5/15/25 (144A)	262,171
	139,000	Shelf Drilling Holdings, Ltd., 8.25%, 2/15/25 (144A)	108,455
	210,000	Shelf Drilling Holdings, Ltd., 8.875%, 11/15/24 (144A)	216,300
	21,136	Transocean Sentry, Ltd., 5.375%, 5/15/23 (144A)	20,131
	260,000	Tullow Oil PLC, 10.25%, 5/15/26 (144A)	267,150
	400,000	Vine Energy Holdings LLC, 6.75%, 4/15/29 (144A)	405,000
		Total Oil & Gas	$5,555,137
		Oil & Gas Services - 0.5%
	70,000	Exterran Energy Solutions LP/EES Finance Corp., 8.125%, 5/1/25	$63,272
	265,000	TechnipFMC Plc, 6.5%, 2/1/26 (144A)	285,309
		Total Oil & Gas Services	$348,581
		Packaging & Containers - 1.2%
	125,000	Crown Cork & Seal Co., Inc., 7.375%, 12/15/26	$151,875
	166,000	Greif, Inc., 6.5%, 3/1/27 (144A)	174,300
	210,000	Intertape Polymer Group, Inc., 4.375%, 6/15/29 (144A)	212,100
	375,000	TriMas Corp., 4.125%, 4/15/29 (144A)	375,937
		Total Packaging & Containers	$914,212
		Pharmaceuticals - 2.5%
	382,000	Bausch Health Cos., Inc., 7.0%, 3/15/24 (144A)	$389,900
	200,000	Jazz Securities DAC, 4.375%, 1/15/29 (144A)	205,696
	200,000	Organon Finance 1 LLC, 4.125%, 4/30/28 (144A)	202,000
	270,000	P&L Development LLC/PLD Finance Corp., 7.75%, 11/15/25 (144A)	286,173
	380,000	Par Pharmaceutical, Inc., 7.5%, 4/1/27 (144A)	387,600
	467,000	Teva Pharmaceutical Finance Netherlands III BV, 2.8%, 7/21/23	462,914
		Total Pharmaceuticals	$1,934,283
		Pipelines - 5.7%
	360,000	Cheniere Energy Partners LP, 4.0%, 3/1/31 (144A)	$371,592
	1,110,000	CQP HOLDCO LP/BIP-V CHIN REGD P/P, 0.0% 12/30/99 (144A)	1,121,100
	20,000	DCP Midstream Operating LP, 5.375%, 7/15/25	21,908
	100,000	DCP Midstream Operating LP, 5.6%, 4/1/44	104,522
	330,000	Delek Logistics Partners LP/Delek Logistics Finance Corp., 7.125%, 6/1/28 (144A)	340,725
	405,000(c)(d)	Energy Transfer LP, 7.125% (5 Year CMT Index + 531 bps)	420,576
	6,000	EnLink Midstream LLC, 5.375%, 6/1/29	6,045
	750,000	EnLink Midstream Partners LP, 5.6%, 4/1/44	670,710
	185,000	Genesis Energy LP/Genesis Energy Finance Corp., 8.0%, 1/15/27	190,088
	369,000	Harvest Midstream I LP, 7.5%, 9/1/28 (144A)	396,675
	449,000	Northriver Midstream Finance LP, 5.625%, 2/15/26 (144A)	461,464
	279,000	PBF Logistics LP/PBF Logistics Finance Corp., 6.875%, 5/15/23	277,954
		Total Pipelines	$4,383,359
		REITS - 3.7%
	680,000	Iron Mountain, Inc., 4.875%, 9/15/27 (144A)	$704,752
	50,000	iStar, Inc., 4.25%, 8/1/25	50,657
	702,000	iStar, Inc., 4.75%, 10/1/24	733,765
	585,000	MPT Operating Partnership LP/MPT Finance Corp., 3.5%, 3/15/31	589,554
	610,000	Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, 7.875%, 2/15/25 (144A)	653,463
	95,000	Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 6.5%, 2/15/29 (144A)	94,050
		Total REITS	$2,826,241
		Retail - 3.9%
	80,000	AAG FH LP/AAG FH Finco, Inc., 9.75%, 7/15/24 (144A)	$78,400
	157,000	Asbury Automotive Group, Inc., 4.5%, 3/1/28	161,785
	220,000	Beacon Roofing Supply, Inc., 4.125%, 5/15/29 (144A)	216,975
	180,000	Ken Garff Automotive LLC, 4.875%, 9/15/28 (144A)	179,100
	190,000	L Brands, Inc., 6.625%, 10/1/30 (144A)	217,170
	265,000	LCM Investments Holdings II LLC, 4.875%, 5/1/29 (144A)	272,144
	135,000	Lithia Motors, Inc., 3.875%, 6/1/29 (144A)	138,815
	130,000	Macy’s Retail Holdings LLC, 5.875%, 4/1/29 (144A)	138,476
	235,000	Murphy Oil USA, Inc., 3.75%, 2/15/31 (144A)	228,439
	194,000	Party City Holdings, Inc., 8.75%, 2/15/26 (144A)	205,398
	280,000	Penske Automotive Group, Inc., 3.5%, 9/1/25	288,456
	265,000	Penske Automotive Group, Inc., 3.75%, 6/15/29	265,994
	80,000	SRS Distribution, Inc., 4.625%, 7/1/28 (144A)	80,736
	50,000	SRS Distribution, Inc., 6.125%, 7/1/29 (144A)	51,000
	406,000	Staples, Inc., 7.5%, 4/15/26 (144A)	421,314
		Total Retail	$2,944,202
	Principal Amount USD ($)		Value
		Semiconductors - 0.3%
	263,000	Entegris, Inc., 3.625%, 5/1/29 (144A)	$263,657
		Total Semiconductors	$263,657
		Software - 0.4%
	340,000	Rackspace Technology Global, Inc., 5.375%, 12/1/28 (144A)	$343,094
		Total Software	$343,094
		Telecommunications - 4.8%
	850,000	Altice France Holding S.A., 6.0%, 2/15/28 (144A)	$833,000
	359,000	CommScope, Inc., 8.25%, 3/1/27 (144A)	383,233
	687,000	LogMeIn, Inc., 5.5%, 9/1/27 (144A)	707,555
	445,000	Lumen Technologies, Inc., 4.5%, 1/15/29 (144A)	430,537
	275,000	Plantronics, Inc., 4.75%, 3/1/29 (144A)	261,735
	140,000	T-Mobile USA, Inc., 3.375%, 4/15/29 (144A)	142,306
	280,000	T-Mobile USA, Inc., 3.5%, 4/15/31 (144A)	284,642
	611,000	Windstream Escrow LLC/Windstream Escrow Finance Corp., 7.75%, 8/15/28 (144A)	624,375
		Total Telecommunications	$3,667,383
		Transportation - 2.8%
	329,000	Danaos Corp., 8.5%, 3/1/28 (144A)	$355,320
	300,000	Seaspan Corp., 6.5%, 4/29/26	305,250
	505,000	Watco Cos., LLC/Watco Finance Corp., 6.5%, 6/15/27 (144A)	534,037
	858,000	Western Global Airlines LLC, 10.375%, 8/15/25 (144A)	968,468
		Total Transportation	$2,163,075
		Trucking & Leasing - 0.4%
	275,000	Fortress Transportation & Infrastructure Investors LLC, 9.75%, 8/1/27 (144A)	$317,281
		Total Trucking & Leasing	$317,281
		TOTAL CORPORATE BONDS
		(Cost $69,922,297)	$72,713,761
	Face Amount USD ($)		Value
		INSURANCE-LINKED SECURITIES - 0.2% of Net Assets#
		Collateralized Reinsurance - 0.0%†
		Multiperil – Worldwide - 0.0%†
	250,000+(e)	Cypress Re 2017, 1/31/22	$25
	12,000+(e)	Limestone Re 2016-1, 8/31/21	1,000
	250,000+(e)(f)	Resilience Re, 5/1/22	25
			$1,050
		Total Collateralized Reinsurance	$1,050
		Reinsurance Sidecars - 0.2%
		Multiperil – U.S. - 0.1%
	500,000+(e)	Carnoustie Re 2017, 11/30/21	$65,900
	1,500,000+(g)	Harambee Re 2018, 12/31/21	4,950
			$70,850
		Multiperil – Worldwide - 0.1%
	41,791+(e)	Berwick Re 2018-1, 12/31/21	$4,016
	29,857+(e)	Berwick Re 2019-1, 12/31/22	3,568
	250,000+(g)	Blue Lotus Re 2018, 12/31/21	7,675
	25,000+(e)(f)	Eden Re II, 3/22/22 (144A)	6,465
	217,248+(e)	St. Andrews Re 2017-4, 6/1/21	21,377
	250,000+(g)	Thopas Re 2018, 0.0%, 12/31/21	1,575
	1,500,000+(e)	Versutus Re 2018, 12/31/21	4,950
	250,000+(g)	Viribus Re 2018, 0.0%, 12/31/21	–
	106,153+(g)	Viribus Re 2019, 12/31/22	4,416
			$54,042
		Total Reinsurance Sidecars	$124,892
		TOTAL INSURANCE-LINKED SECURITIES
		(Cost $272,960)	$125,942
	Principal Amount USD ($)		Value
		TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 95.6%
		(Cost $70,400,162)	$73,027,383
		OTHER ASSETS AND LIABILITIES - 4.4%	$3,347,080
		NET ASSETS - 100.0%	$76,374,463

bps	Basis Points.
REIT	Real Estate Investment Trust.
(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At May 31, 2021, the value of these securities amounted to $60,460,607, or 79.2% of net assets.

†	Amount rounds to less than 0.1%.
^	Security is valued using fair value methods (other than supplied by independent pricing services).
+	Security that used significant unobservable inputs to determine its value.
(a)	Non-income producing security.
(b)	Debt obligation initially issued at one coupon which converts to a higher coupon at a specific date. The rate shown is the rate at May 31, 2021.
(c)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at May 31, 2021.
(d)	Security is perpetual in nature and has no stated maturity date.
(e)	Issued as participation notes.
(f)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(g)	Issued as preference shares.
#	Securities are restricted as to resale.

Restricted Securities	Acquisition date	Cost	Value
Berwick Re 2018-1	1/29/2018	$6,891	$4,016
Berwick Re 2019-1	12/31/2018	3,568	3,568
Blue Lotus Re 2018	12/20/2017	–	7,675
Carnoustie Re 2017	1/5/2017	118,878	65,900
Cypress Re 2017	1/24/2017	840	25
Eden Re II	12/15/2017	1,494	6,465
Harambee Re 2018	12/19/2017	76,289	4,950
Limestone Re 2016-1	12/15/2016	990	1,000
Resilience Re	2/8/2017	124	25
St. Andrews Re 2017-4	3/31/2017	–	21,377
Thopas Re 2018	12/12/2017	33,981	1,575
Versutus Re 2018	1/31/2018	9,517	4,950
Viribus Re 2018	12/22/2017	20,388	–
Viribus Re 2019	3/25/2019	–	4,416
Total Restricted Securities			$125,942
% of Net assets			0.2%

SWAP CONTRACT

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACT - BUY PROTECTION
Notional Amount ($)(1)	Reference Obligation/Index	Pay/ Receive(2)	Annual Fixed Rate	Expiration Date	Premiums Paid	Unrealized (Depreciation)	Market Value
7,150,000	Markit CDX North America High Yield Index Series 33	Pay	5.00%	6/20/26	$ 10,924	$ (776,954)	$ (766,030)
TOTAL CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACT - BUY PROTECTION					$ 10,924	$ (776,954)	$ (766,030)
TOTAL SWAP CONTRACT					$ 10,924	$ (776,954)	$ (766,030)

(1)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.
(2)	Pays quarterly.

Principal amounts are denominated in U.S. dollars (“USD”) unless otherwise noted.

EUR	-	Euro

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.

Level 1 - unadjusted quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of May 31, 2021, in valuing the Fund’s investments:

	Level 1	Level 2	Level 3	Total
Common Stocks
Energy Equipment & Services	$161,105	$26,575	$–	$187,680
Corporate Bonds	–	72,713,761	–	72,713,761
Insurance-Linked Securities
Collateralized Reinsurance
Multiperil – Worldwide	–	–	1,050	1,050
Reinsurance Sidecars
Multiperil – U.S.	–	–	70,850	70,850
Multiperil – Worldwide	–	–	54,042	54,042
Total Investments in Securities	$161,105	$72,740,336	$125,942	$73,027,383
Other Financial Instruments
Swap contracts, at value	$–	$(766,030)	$–	$(766,030)
Total Other Financial Instruments	$–	$(766,030)	$–	$(766,030)

The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):

Insurance-Linked Securities
Balance as of 8/31/20	$--
Realized gain (loss)	--
Changed in unrealized appreciation (depreciation)	(147,018)
Accrued discounts/premiums	(128,358)
Purchases	401,318
Sales	--
Transfers in to Level 3*	--
Transfers out of Level 3*	--
Balance as of 5/31/21	$125,942

*	Transfers are calculated on the beginning of period value. During the nine months ended May 31, 2021, there were no transfers in or out of Level 3.

Net change in unrealized appreciation (depreciation) of Level 3 investments still held and considered Level 3 at May 31, 2021:
$ (126,630).